General - Unconsolidated companies with more than 50 Percent ownership interests (Details)		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Mirae Asset Maps Clean Water Private Equity Investment Trust 7th		Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Location	[1]	Korea		Korea
Main Business	[1]	Securities Investment		Securities Investment
Percentage of ownership	[1]	57.60%		59.70%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Yonsei Private Equity Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Kiwoom Yonsei Private Equity Investment Trust		Kiwoom Yonsei Private Equity Investment Trust
Location	[1]	Korea		Korea
Main Business	[1]	Securities Investment		Securities Investment
Percentage of ownership	[1]	88.90%		88.90%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS Europe Private Placement Real Estate Fund No 163-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary		IGIS Europe Private Placement Real Estate Fund No. 163-2	[2]	IGIS Europe Private Placement Real Estate Fund No. 163-2
Location	[2]	Korea		Korea	[3]
Main Business	[2]	Securities Investment		Securities Investment	[3]
Percentage of ownership	[2]	97.80%		97.90%	[3]
IGIS Global Private Placement Real Estate Fund No 148-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	IGIS Global Private Placement Real Estate Fund No. 148-1		IGIS Global Private Placement Real Estate Fund No. 148-1
Location	[1]	Korea		Korea	[3]
Main Business	[1]	Securities Investment		Securities Investment	[3]
Percentage of ownership	[1]	75.00%		75.00%	[3]
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS Global Private Placement Real Estate Fund No 148-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	IGIS Global Private Placement Real Estate Fund No. 148-2		IGIS Global Private Placement Real Estate Fund No. 148-2
Location	[1]	Korea		Korea	[3]
Main Business	[1]	Securities Investment		Securities Investment	[3]
Percentage of ownership	[1]	75.00%		75.00%	[3]
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1		Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1
Location	[1]	Korea		Korea	[3]
Main Business	[1]	Securities Investment		Securities Investment	[3]
Percentage of ownership	[1]	66.70%		66.70%	[3]
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Hangkang Sewage Treatment Plant Fund
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Hangkang Sewage Treatment Plant Fund		Hangkang Sewage Treatment Plant Fund
Location	[1]	Korea		Korea	[3]
Main Business	[1]	Securities Investment		Securities Investment	[3]
Percentage of ownership	[1]	55.60%		55.60%	[3]
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Korea Investment Pocheon Hwado Expressway Professional Investment Fund
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Korea Investment Pocheon Hwado Expressway Professional Investment Fund		Korea Investment Pocheon Hwado Expressway Professional Investment Fund
Location	[1]	Korea		Korea	[3]
Main Business	[1]	Securities Investment		Securities Investment	[3]
Percentage of ownership	[1]	55.20%		55.20%	[3]
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Midas Global Private Placement Real Estate Investment Trust No. 7-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Midas Global Private Placement Real Estate Investment Trust No. 7-2		Midas Global Private Placement Real Estate Investment Trust No. 7-2
Location	[1]	Korea		Korea	[3]
Main Business	[1]	Securities Investment		Securities Investment	[3]
Percentage of ownership	[1]	58.30%		58.30%	[3]
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary		Together-Korea Government Private Pool Private Securities Investment Trust No.3	[4]	Together-Korea Government Private Pool Private Securities Investment Trust No.3
Location	[4]	Korea		Korea	[3]
Main Business	[4]	Securities Investment		Securities Investment	[3]
Percentage of ownership	[4]	100.00%		100.00%	[3]
INMARK France Private Placement Investment Trust No. 18-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	INMARK France Private Placement Investment Trust No. 18-1		INMARK France Private Placement Investment Trust No. 18-1
Location	[1]	Korea		Korea	[3]
Main Business	[1]	Securities Investment		Securities Investment	[3]
Percentage of ownership	[1]	93.80%		93.80%	[3]
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary		Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)	[2]	Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)
Location	[2]	Korea		Korea	[3]
Main Business	[2]	Securities Investment		Securities Investment	[3]
Percentage of ownership	[2]	99.50%		99.50%	[3]
KOTAM Global Infrastructure Private Equity Investment Trust No. 1-4
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary				KOTAM Global Infrastructure Private Equity Investment Trust No. 1-4
Location	[2]			Korea
Main Business	[2]			Securities Investment
Percentage of ownership	[2]			99.70%
KOTAM Global Infra Private Fund 1-4
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]	KOTAM Global Infra Private Fund 1-4
Location	[2]	Korea
Main Business	[2]	Securities Investment
Percentage of ownership	[2]	99.70%
Hana UBS Class One Private Equity No. 3 C2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]			Hana UBS Class One Private Equity No. 3 C2
Location	[1]			Korea
Main Business	[1]			Securities Investment
Percentage of ownership	[1]			51.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights				The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
UBSHana Class 1 Special Asset Investment Trust 3 Class C 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	UBSHana Class 1 Special Asset Investment Trust 3 Class C 2
Location	[1]	Korea
Main Business	[1]	Securities Investment
Percentage of ownership	[1]	51.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1		Consus Gyeongju Green Private Equity Investment Trust No. 1
Location	[1]	Korea		Korea	[3]
Main Business	[1]	Securities Investment		Securities Investment	[3]
Percentage of ownership	[1]	50.00%		50.00%	[3]
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Harmony Private Placement Investment Trust No. 3
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Kiwoom Harmony Private Placement Investment Trust No. 3		Kiwoom Harmony Private Placement Investment Trust No. 3
Location	[1]	Korea		Korea	[3]
Main Business	[1]	Securities Investment		Securities Investment	[3]
Percentage of ownership	[1]	77.40%		77.40%	[3]
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Consus Solar Energy Private Placement Investment Truns No.1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Consus Solar Energy Private Placement Investment Truns No.1		Consus Solar Energy Private Placement Investment Truns No.1
Location	[1]	Korea		Korea
Main Business	[1]	Securities Investment		Securities Investment
Percentage of ownership	[1]	50.00%		50.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS ESG General Private Investment Trust No.1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	IGIS ESG General Private Investment Trust No.1
Location	[1]	Korea
Main Business	[1]	Securities Investment
Percentage of ownership	[1]	60.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2
Location	[1]	Korea
Main Business	[1]	Securities Investment
Percentage of ownership	[1]	60.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
NH-Amundi WSCP VIII Private Fund 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	NH-Amundi WSCP VIII Private Fund 2
Location	[1]	Korea
Main Business	[1]	Securities Investment
Percentage of ownership	[1]	65.20%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]	AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2
Location	[2]	Korea
Main Business	[2]	Securities Investment
Percentage of ownership	[2]	100.00%
Hangang new deal infra BTL fund 4
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Hangang new deal infra BTL fund 4 (HNBF4)
Location	[1]	Korea
Main Business	[1]	Securities Investment
Percentage of ownership	[1]	60.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Rifa Qualified Investors Private Real Estate Investment Trust No.40
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]	Rifa Qualified Investors Private Real Estate Investment Trust No.40
Location	[2]	Korea
Main Business	[2]	Securities Investment
Percentage of ownership	[2]	55.00%

[1]	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
[2]	The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
[3]	In accordance with the amendment to the Capital Market Act, a specialized investment type private equity fund has been changed to a general private equity fund during the prior period.
[4]	The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.